Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2011 term:
Overnight agreements	$377,620	$388,304	$245,026.32%
1 to 29 days	13,772	14,227	10,263	1.13
30 to 90 days	45,512	48,177	30,095	1.12
Over 90 days	1,236,021	1,285,811	1,063,245	3.72

Total	$1,672,925	$1,736,519	$1,348,629	3.02%

December 31, 2010 term:
Overnight agreements	$432,252	$426,112	$311,333.60%
1 to 29 days	26,714	27,177	16,308	1.15
30 to 90 days	44,443	45,438	30,167	1.69
Over 90 days	1,243,634	1,279,248	1,075,462	3.71

Total	$1,747,043	$1,777,975	$1,433,270	2.97%